Total
BNY Mellon International Equity Income Fund
Fund Summary BNY Mellon International Equity Income Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon International Equity Income Fund	Class M	Investor
Investment advisory fees	0.85%	0.85%
Shareholder services fees	none	0.25%
Administration fees	0.14%	0.14%
Miscellaneous other expenses	0.63%	0.63%
Total other expenses	0.77%	1.02%
Total annual fund operating expenses	1.62%	1.87%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon International Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M	165	511	881	1,922
Investor	190	588	1,011	2,190

Expense Example No Redemption - BNY Mellon International Equity Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M	165	511	881	1,922
Investor	190	588	1,011	2,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56.71% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund focuses on dividend-paying stocks of foreign companies, including those in emerging market countries. The fund normally invests substantially all of its assets in the equity securities of issuers located outside the United States and diversifies broadly among developed and emerging market countries. The fund may invest in the stocks of companies of any market capitalization.

The fund's sub-adviser, Newton Investment Management North America, LLC (NIMNA), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), selects stocks through a disciplined investment process using proprietary quantitative computer models that analyze a diverse set of stock characteristics to identify and rank stocks based on earnings quality. Based on this analysis, the sub-adviser generally selects from the higher ranked dividend-paying securities those stocks that it believes will continue to pay above-average dividends. The fund will seek to overweight higher dividend-paying stocks, while maintaining country and sector weights generally similar to those of the Morgan Stanley Capital International All Country World Ex-U.S.A. Index (MSCI ACWI Ex-USA), an unmanaged index that measures the equity market performance of developed and emerging market countries, excluding the United States.

The fund typically sells a stock when, in the view of the fund's sub-adviser, it becomes less attractive based on the stock's dividend yield and/or earnings quality. The fund's sub-adviser also may reduce the weighting of a stock held by the fund if it or the country in which the issuer is located becomes overweighted as determined by the sub-adviser.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the MSCI ACWI ex-USA Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period .

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q4, 2022: 18.58% Worst Quarter Q1, 2020: -27.29% The year-to-date total return of the fund's Class M shares as of September 30, 2023 was 7.33%.
Average Annual Total Returns as of 12/31/22
Average Annual Returns - BNY Mellon International Equity Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M	(8.24%)	(0.46%)	2.26%
Investor	(8.44%)	(0.71%)	1.94%
After Taxes on Distributions | Class M	(8.52%)	(0.86%)	1.76%
After Taxes on Distributions and Sale of Fund Shares | Class M	(3.54%)	0.19%	2.13%
MSCI ACWI ex-USA Index reflects no deductions for fees, expenses or taxes	(16.00%)	0.88%	3.80%